BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BrandywineGLOBAL – Global Income Opportunities Fund Inc.

620 Eighth Avenue

New York, New York 10018

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22491

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to call or redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

1.	Title of the class of securities of BrandywineGLOBAL – Global Income Opportunities Fund Inc. (the “Fund”) to be called or redeemed:

Series A Mandatory Redeemable Preferred Stock (CUSIP PPN 52469B 2#6) (the “Series A MRP Shares”).

2.	The date on which the securities are to be called or redeemed:

The Series A MRP Shares will be redeemed on or before December 31, 2019.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

All outstanding Series A MRP Shares will be redeemed. The Series A MRP Shares are being repurchased pursuant to Section 3(a)(i) of the Articles Supplementary for the Series A MRP Shares dated as of February 18, 2015.

4.	The principal amount or number of shares to be called or redeemed and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will redeem 400 Series A MRP Shares.

The number of Series A MRP Shares to be redeemed will be allocated among all the Series A MRP Shares outstanding in proportion, as nearly as practicable, to the respective unpaid principal amounts thereof.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 26th day of November, 2019.

BRANDYWINEGLOBAL – GLOBAL INCOME OPPORTUNITIES FUND INC.

By:	/s/ George P. Hoyt
Name:	George P. Hoyt
Title:	Assistant Secretary